Short-term and long-term borrowings (Detail Textuals) $ / shares in Units, ¥ in Thousands		1 Months Ended	3 Months Ended									12 Months Ended
		Sep. 29, 2018 shares	Mar. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Sep. 30, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥) shares	Sep. 30, 2017 CNY (¥)	Jun. 30, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 $ / shares	Sep. 12, 2017 CNY (¥)	Aug. 07, 2017 CNY (¥)	Jul. 31, 2017 CNY (¥)	Jul. 21, 2017 CNY (¥)	Apr. 01, 2017 CNY (¥)
Short-term Debt [Line Items]
Maximum borrowing capacity				¥ 20,000								¥ 20,000
Minimum new equity financing investment round										¥ 50,000
Expected minimum quarterly gross profit							¥ 25,000	¥ 35,000	¥ 32,000	¥ 28,000	¥ 20,000
Net revenues				200,000	¥ 150,000	¥ 120,000	¥ 65,000					651,013	$ 94,686,000	¥ 280,666		¥ 117,353
Restricted cash								11,108						¥ 11,108
Term loan facility
Short-term Debt [Line Items]
Maximum borrowing capacity				10,000								10,000
Revolving loan credit facility
Short-term Debt [Line Items]
Maximum borrowing capacity				10,000								¥ 10,000
Series C-2 preferred shares
Short-term Debt [Line Items]
Issuance of preferred shares | shares		483,702										483,702	483,702	0	0
Subsequent events
Short-term Debt [Line Items]
Net revenues			¥ 65,000
7.25% SPD Silicon Valley Bank loan Term loan I due on 30 March 2018
Short-term Debt [Line Items]
Debt Instrument, Face Amount	[1]			¥ 9,944				9,944				¥ 9,944		¥ 9,944
7.25% SPD Silicon Valley Bank loan Term loan I due on 30 March 2018 | Term loan facility
Short-term Debt [Line Items]
Maximum borrowing capacity																					¥ 1,900	¥ 8,000
7.5% SPD Silicon Valley Bank loan Revolving loan II due on 31 December 2018 | Revolving loan credit facility
Short-term Debt [Line Items]
Maximum borrowing capacity																		¥ 2,500	¥ 5,900	¥ 1,600
4.35% SPD Silicon Valley Bank loan Secured loan III due on 28 December 2018
Short-term Debt [Line Items]
Outstanding balance of secured debt								¥ 11,100						¥ 11,100
4.35% SPD Silicon Valley Bank loan Secured loan III due on 28 December 2018 | China Equities Hong Kong Limited ("China Equities")
Short-term Debt [Line Items]
Amount of cash consideration a warrant granted | $															$ 621
Number of granted warrant | shares								670,814						670,814
Exercise price of warrant | $ / shares																	$ 0.64829

[1]	The Group was granted an RMB20.0 million credit facility that will expire on June 30, 2019 for general corporate purposes. There into, RMB10.0 million is allocated to a term loan facility and RMB10.0 million is a revolving loan credit facility. The credit facility was guaranteed by the Company.